Cash Flow - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 38,941	£ 32,927		£ 28,969
Unrealised foreign exchange loss / (gain)	3,249	5,441		(9,876)
Interest income	(6,171)	(3,506)		(184)
Fair value movement of financial liabilities	(9,133)	(11,828)		842
Interest expense	6,181	3,469		2,014
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	690	(45)		(73)
Share-based compensation expense	34,678	31,058		35,005
Hyperinflation effect (gain) / loss	0	(386)		17
Research and development tax credit	(7,788)	(5,027)		(2,211)
Loss on derecognition of right-of-use assets sub-leased	81	0		132
Net gain on disposal of right-of-use asset	(139)	(1)		(187)
Fair value movement of financial assets	(18)	(2)		(7)
Grant income	(2,803)	(2,935)		(642)
Total adjustments	57,768	49,165	[1]	53,799	[1]
Net changes in working capital
Decrease/(Increase) in trade and other receivables	5,532	(3,937)		(37,006)
(Decrease)/Increase in trade and other payables	(22,112)	(12,136)		15,236
Net changes in working capital	£ (16,580)	£ (16,073)	[1]	£ (21,770)	[1]

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities